Auditor's remuneration and Research and development expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total	$ 13.2	$ 15.5	$ 11.7
Research and development expenditures	308.0	291.0	254.0
Ernst and Young [Member]
Disclosure of operating segments [line items]
Audit fee	11.4	14.4	10.7
Audit related fee	1.8	1.1	1.0
Tax fee	0.0	0.0	0.0
Other service fee	0.0	0.0	0.0
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.6	$ 0.5	$ 0.5